UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23177

GOEHRING & ROZENCWAJG INVESTMENT FUNDS

(Exact name of Registrant as specified in charter)

110 Wall Street, New York, NY 10005-5991

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (646) 216-9777

Adam A. Rozencwajg

Goehring & Rozencwajg Associates, LLC

110 Wall Street

New York, NY 10005-5991

(Name and address of agent for service)

With copies To:

Michael Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Date of fiscal year end: May 31

Date of reporting period: June 1, 2020 - May 31, 2021

Item 1. Reports to Stockholders.

(a)

GOEHRING & ROZENCWAJG

INVESTMENT FUNDS

ANNUAL | MAY 31, 2021

Goehring & Rozencwajg Resources Fund

Institutional | 38035R208

Retail | 38035R109

TABLE OF CONTENTS

Manager Commentary	1
Disclosure of Fund Expenses	8
Schedule of Investments	9
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	29
Additional Information	31
Liquidity Risk Management Program	32
Trustees and Officers	33

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2021 (Unaudited)

May 31st 2021

Dear Shareholders:

Investment Results

The Goehring & Rozencwajg Resources Fund Retail Share Class advanced by 66.28% from November 30th, 2020 until May 31st, 2021. The Fund led the Lipper Natural Resources Index(1) which advanced by 34.93% and the MSCI World Index(2) which advanced by 16.00% between November 30th, 2020 and May 31st, 2021. The Fund’s investments in oil and gas related equities were the largest positive contributors to absolute performance while the only negative detractors from absolute performance were names that were exited from entirely earlier in the period, in the mining and energy sectors.

Market Environment

Commodity prices were very strong during the period from November 30th 2020 to May 31st 2021. Due to COVID-19 related demand shocks, commodity prices collapsed during the first four months of 2020 before generally recovering. As demand recovered and supply remained constrained, prices rallied sharply.

For the period November 30, 2020, through May 31, 2021, West Texas Intermediate (WTI) oil prices advanced by 46.27% from $45.34 to $66.32 per barrel – the highest level since 2018. Brent crude prices advanced by 46.31% from $47.59 to $69.63 per barrel – also the highest level since 2018. Global inventories fell at the fastest rate in years as demand recovered while US shale production faltered and OPEC+ maintained production discipline.

Henry Hub natural gas prices advanced by 3.61% from $2.88 to $2.99 per mmbtu. The advance was notable given reduced heating demand due to a milder than normal winter.

All the precious metals advanced, although there was variance between metals. Silver prices again advanced the most, rallying by 23.37% from $22.64 to $27.94 per ounce. Platinum advanced by 22.38% from $967.87 to $1,184.44 per ounce. During the period, platinum reached $1,305.33 on February 15th 2021 – the highest reading since 2014. Palladium advanced by 18.59% from $2,382.29 to $2,825.19 per ounce. On May 4th 2021, palladium reached $2,984.92 per ounce – an all-time high. Gold was the laggard, advancing by 7.14% from $1,776.95 to $1,903.77 per ounce.

Copper prices were strong, advancing by 36.75% from $3.42 to $4.68 per pound. On May 11th, 2021 copper prices reached $4.78 per pound – an all-time high. The rally in copper was driven by very strong demand from China and some ongoing COVID-19 mine disruptions.

The grain complex all advanced during the period as well. Corn advanced by 56.46% from $4.20 to $6.57 per bushel. During the period, corn reached $7.73 per bushel – the highest level since 2012. Soy advanced by 30.98% from $11.69 per bushel to $15.31 per bushel. On May 12th 2021, soy reached $16.61 per bushel – the highest level since 2012. Wheat advanced by 14.35% from $5.80 to $6.64 per bushel. On May 7th, 2021 wheat prices reached $7.83 per bushel – the highest level since 2012. The USDA dramatically revised yield assumptions lower for the 2020/2021 growing season which resulted in less carry-out inventory than anticipated.

Annual Report | May 31, 2021	1

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2021 (Unaudited)

Uranium prices were mixed, with spot prices rising by 8.66% from $29.68 per pound to $32.25 per pound while term prices fell by 4.29% from $35.00 to $33.50 per pound. The weakness was not directly attributable to any particular event.

Investment Analysis

The Fund’s investments in oil and gas related securities were the largest contributors to positive absolute performance as a sector. The Fund’s investments in uranium-related securities made up two of the three largest single stock contributors to return. The Fund’s three largest individual contributors to absolute performance were the following:

CCJ – Shares of Cameco Corp. rose by 99.30% during the period from $10.02 to $19.97 as investors became more bullish on the long-term prospects for nuclear generation to be used as a low-carbon source of power.

RRC – Shares of Range Resources Corp. rose by 85.75% during the period from $7.30 to $13.56. The stock advanced as investors began to price in the advance in the gas price between May 2020 and May 2021.

KAP LI – Shares of NAC Kazatomprom JSC rose by 104.94% during the period from $13.47 to $27.60. Similarly to Cameco Corp., the stock rallied as investors became more bullish on the long-term potential for nuclear power generation.

The Fund’s largest detractors from absolute performance were each stock specific with no specific sector experiencing sustained negative absolute performance. The Fund’s three largest individual detractors to absolute performance were the following:

MIN CN – Excelsior Mining Corp. fell by 32.32% in Canadian dollars from C$0.99 to C$0.67. The company was weak following a C$32 mm bought-deal offering that was launched on February 10th 2021.

COP – ConocoPhillips fell by 6.13% from $44.60 to $41.87 between January 20th 2021 and January 25th 2021, the period in which the Fund held the position. The position was the result of the Fund’s holding in Concho Resources Inc. being taken over by ConocoPhillips on January 19th 2021 in an all-stock transaction.

GSS – Golden Star Resources LTD fell by 2.60% from $3.85 to $3.75 between November 30th 2020 and February 12th 2021, at which point the Fund exited the position. There was no specific news that negatively impacted the company.

Market Outlook

As COVID-19 concerns moderate amid a global vaccination push, investors are becoming more concerned with mounting inflationary pressures. A decade-long bear market in many commodity and natural-resource equity markets has taken its toll in terms of very low levels of reinvestment. Low capital spending combined with depleting assets has led to supply constraints in many raw materials. At the same time, pent up demand and extremely loose global credit conditions has led to a faster demand recovery than many investors thought possible.

2	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2021 (Unaudited)

We have long called for a new bull market in natural resource-related equities and we hope we are now seeing the early stages of such a recovery. While several commodities have already made new all-time highs, many others remain far off their peaks. Relative to broad equity indices, commodities remain at near-record low relative valuations despite the recent move higher. Many commodities made their prior (or all-time) highs in the 2011/2012 period and since that point the S&P 500 has advanced nearly 300%. In other words, commodity prices would have to move dramatically higher before they reached the same relative valuation as in 2011/2012. Similarly, natural resource equities as a percent weight in the S&P 500 remain at extremely low levels.

We believe the turn has now happened and that natural resource related investments have entered a new sustained bull market. The past bear market was extremely severe – lasting a decade and seeing many names decline by 90%. Although there are always risks in investing, especially in volatile markets like natural resources, we are hopeful the new nascent bull market will also be lengthy and see dramatic price appreciation.

Adam Rozencwajg, CFA
Goehring & Rozencwajg Associates, LLC

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.gr-funds.com or call 1-844-464-6467 to obtain current performance information and for the current prospectus and statement of additional information.

This report is for the information of shareholders of Goehring & Rozencwajg Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Goehring & Rozencwajg Associates, LLC and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Goehring & Rozencwajg Associates, LLC nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification does not eliminate the risk of experiencing investment losses.

The Goehring & Rozencwajg Resources Fund is distributed by ALPS Distributors, Inc. Goehring & Rozencwajg is not affiliated with ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested, and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Adam Rozencwajg is a registered representative of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

Annual Report | May 31, 2021	3

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2021 (Unaudited)

(1)	Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds. Index returns reflect the reinvestment of income dividends and capital gains, if any. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	MSCI All Country World Index (ACWI), a broad-based securities index that will be used as a benchmark for assessing the performance of the Fund. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

4	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2021 (Unaudited)

AVERAGE ANNUAL TOTAL RETURN (for the period ended May 31, 2021)

			Since	Expense Ratio(2)
	1 Year	3 Year	Inception(1)	Gross	Net(3)
Goehring & Rozencwajg Resources Fund - Institutional - NAV	100.18%	1.38%	0.53%	2.44%	0.92%
Goehring & Rozencwajg Resources Fund - Retail - NAV	99.83%	1.04%	0.20%	2.83%	1.25%
MSCI All Country World Index (ACWI)(4)	41.85%	13.86%	14.67%
Lipper Natural Resources Index(5)	64.99%	1.80%	2.73%

TOP TEN HOLDINGS

(as a % of Net Assets)*

Range Resources Corp.	6.6%
Cameco Corp.	5.4%
NAC Kazatomprom JSC	4.9%
Pioneer Natural Resources Co.	4.9%
Mosaic Co.	4.2%
EQT Corp.	3.6%
Nutrien Ltd.	3.3%
Uranium Participation Corp.	3.3%
Antero Resources Corp.	3.1%
Freeport-McMoRan, Inc.	2.9%
Top Ten Holdings	42.2%

INDUSTRY SECTOR ALLOCATION

(as a % of Net Assets)*

Oil & Gas Producers	34.8%
Metals & Mining	20.6%
Base Metal	15.7%
Oil & Gas Services & Equipment	9.3%
Agricultural Chemicals	7.1%
Chemicals	5.4%
Precious Metal Mining	3.3%
Cash, Cash Equivalents, & Other Net Assets	3.9%

*	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings. Holdings are as of May 31, 2021.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Shares of the Fund redeemed or exchanged within 30 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual's return. To obtain the Fund’s most recent month-end performance, visit www.gr-funds.com or call 1-844-464-6467. This report is for the information of shareholders of Goehring & Rozencwajg Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

(1)	The Fund commenced operations on December 30, 2016.

Annual Report | May 31, 2021	5

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2021 (Unaudited)

(2)	Ratios as of the Prospectus dated September 28, 2020 and may differ from the ratios presented in the Financial Highlights.

(3)	Goehring & Rozencwajg Associates, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through September 30, 2021, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.

(4)	MSCI All Country World Index (ACWI), a broad-based securities index that will be used as a benchmark for assessing the performance of the Fund, and the Lipper Natural Resources Index, an additional comparative index. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(5)	Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds. Index returns reflect the reinvestment of income dividends and capital gains, if any. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

6	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2021 (Unaudited)

GROWTH OF $100,000 INVESTMENT IN THE FUND (for the period ended May 31, 2021)

The chart shown above represent a hypothetical investment of $100,000 in the Fund’s Institutional Class shares for the period from inception to May 31, 2021. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Retail Class shares, performance for which is not reflected in the graph above. The performance of Retail Class shares is likely to be lower than the performance of the Institutional Class shares shown in the graphs above because of higher expenses paid by shareholders investing in the Retail Class shares as compared to Institutional Class shares.

Annual Report | May 31, 2021	7

Goehring & Rozencwajg Resources Fund	Disclosure of Fund Expenses

May 31, 2021 (Unaudited)

As a shareholder of the Goehring & Rozencwajg Resources Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on December 1, 2020 and held until May 31, 2021.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expense Ratio(a)	Expenses Paid, and During Period December 1, 2020 - May 31, 2021(b)
Institutional Class
Actual	$1,000.00	$1,662.10	0.92%	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	0.92%	$4.63
Retail Class
Actual	$1,000.00	$1,659.70	1.25%	$8.29
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	1.25%	$6.29

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

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Goehring & Rozencwajg Resources Fund	Schedule of Investments

May 31, 2021

Security Description	Shares	Value
COMMON STOCKS (95.9%)
ENERGY (43.9%)
Oil & Gas Producers (34.8%)
Antero Resources Corp.(a)	230,640	$2,977,562
APA Corp.	45,860	953,888
Berry Petroleum Corp.	102,290	650,564
Bonanza Creek Energy, Inc.(a)	56,590	2,431,106
Callon Petroleum Co.(a)	9,125	351,039
Centennial Resource Development, Inc. - Class A(a)	59,050	312,375
Diamondback Energy, Inc.	17,452	1,397,382
EQT Corp.(a)	164,960	3,444,365
Laredo Petroleum, Inc.(a)	23,095	1,297,015
Matador Resources Co.	83,740	2,565,794
Ovintiv, Inc.	22,602	601,891
PDC Energy, Inc.(a)	59,930	2,530,245
Pioneer Natural Resources Co.	30,395	4,625,815
Range Resources Corp.(a)	461,000	6,251,161
Southwestern Energy Co.(a)	164,597	850,966
Tellurian, Inc.(a)	188,100	820,116
Vine Energy, Inc.(a)	58,600	851,458
		32,912,742
Oil & Gas Services & Equipment (9.1%)
CES Energy Solutions Corp.(a)	99,800	144,572
ChampionX Corp.(a)	84,640	2,242,959
Diamond Offshore Drilling, Inc.(a)	147,160	625,430
Diamond Offshore Drilling, Inc., Escrow(a)	86,800	–
Drilling Co. of 1972 A/S(a)	21,200	900,397
NOV, Inc.(a)	49,800	802,776
Oceaneering International, Inc.(a)	116,200	1,658,174
Schlumberger NV	48,890	1,531,724
Transocean Ltd.(a)	205,255	775,864
		8,681,896
MATERIALS (52.0%)
Agricultural Chemicals (12.4%)
CF Industries Holdings, Inc.	36,090	1,918,905
Corteva, Inc.	24,220	1,102,010
Intrepid Potash, Inc.(a)	54,700	1,565,514
Mosaic Co.	111,130	4,016,238
Nutrien Ltd.	50,590	3,144,169
		11,746,836
Base Metal (34.3%)
Amerigo Resources Ltd.(a)	751,510	902,024
Cameco Corp.	256,890	5,130,093
Copper Mountain Mining Corp.(a)	519,970	1,868,027
ERO Copper Corp.(a)	83,730	1,947,612

See Notes to Financial Statements.

Annual Report | May 31, 2021	9

Goehring & Rozencwajg Resources Fund	Schedule of Investments

May 31, 2021

Security Description	Shares	Value
Base Metal (continued)
Excelsior Mining Corp.(a)	447,631	$248,262
First Quantum Minerals Ltd.	66,740	1,660,144
Freeport-McMoRan, Inc.	63,200	2,699,904
Hudbay Minerals, Inc.	119,310	902,689
Ivanhoe Mines Ltd. - Class A(a)	313,250	2,302,603
Lundin Mining Corp.	143,930	1,545,277
Mako Mining Corp.(a)	1,528,884	512,560
MMC Norilsk Nickel PJSC	26,100	934,902
NAC Kazatomprom JSC(b)	160,104	4,643,016
NexGen Energy, Ltd.(a)	227,600	1,056,064
Southern Copper Corp.	20,000	1,394,800
Trilogy Metals, Inc.(a)	496,020	1,379,601
Turquoise Hill Resources Ltd.(a)	9,903	177,066
Uranium Participation Corp.(a)	674,090	3,108,051
		32,412,695
Metals & Mining (1.9%)
Uranium Energy Corp.(a)	279,500	874,835
Victoria Gold Corp.(a)	65,400	917,078
		1,791,913
Other Mined Minerals (0.1%)
Mountain Province Diamonds, Inc.(a)	310,260	121,993

Precious Metal Mining (3.3%)
Barrick Gold Corp.	42,360	1,020,029
Endeavour Mining Corp.	23,810	571,573
Marathon Gold Corp.(a)	441,580	1,089,283
Maverix Metals, Inc.	74,040	422,892
		3,103,777
TOTAL COMMON STOCKS
(Cost $57,279,563)		90,771,852

WARRANTS (0.1%)
ENERGY (0.1%)
Oil & Gas Services & Equipment (0.1%)
Diamond Offshore Drilling, Inc., Expires 04/30/2026, Strike Price $0.00	4,732	–
Tidewater, Inc., Expires 11/14/2042, Strike Price $0.01	3,561	48,964
		48,964
TOTAL WARRANTS
(Cost $132,718)		48,964

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Schedule of Investments

May 31, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS (0.1%)
ENERGY (0.1%)
Oil & Gas Services & Equipment (0.1%)
Diamond Offshore Drilling, Inc.(c) 13.00%, 04/22/2027	$78,401	$78,401

TOTAL CORPORATE BONDS
(Cost $78,401)		78,401

Security Description	Shares	Value
SHORT TERM INVESTMENTS (3.5%)
Dreyfus Treasury Securities Cash Management, Institutional Class (7 day yield 0.010%)	3,313,431	3,313,431

TOTAL SHORT TERM INVESTMENTS
(Cost $3,313,431)		3,313,431

TOTAL INVESTMENTS - (99.6%)
(Cost $60,804,113)		94,212,648

Assets in Excess of Other Liabilities - (0.4%)		404,412

NET ASSETS - (100.0%)		$94,617,060

(a)	Non-income producing security.

(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2021, the aggregate market value of those securities was $4,643,016, which represents approximately 4.91% of net assets.

(c)	Paid-in-Kind.

See Notes to Financial Statements.

Annual Report | May 31, 2021	11

Goehring & Rozencwajg Resources Fund	Schedule of Investments

May 31, 2021

COUNTRY COMPOSITION

(As of May 31, 2021)

United States	58.4%
Canada	32.2%
Kazakhstan	4.9%
Peru	1.5%
Russia	1.0%
Denmark	1.0%
Monaco	0.6%
Total	99.6%

Percentages are based upon common stocks, rights, warrants, corporate bonds and short term investments as a percentage of net assets.

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Statement of Assets and Liabilities

May 31, 2021

ASSETS:
Investments, at value (cost $60,804,113)	$94,212,648
Cash	117,080
Foreign currency, at value (cost $4)	4
Receivable for shares sold	390,558
Dividends receivable	44,439
Interest receivable	26
Prepaid assets	20,198
Total Assets	94,784,953

LIABILITIES:
Payable to custodian	17,214
Payable to adviser	28,038
Payable for administration fees	32,399
Payable for distribution and service fees	10,849
Payable to chief compliance officer	7,134
Payable for transfer agency fees	11,376
Payable for professional fees	51,370
Accrued expenses and other liabilities	9,513
Total Liabilities	167,893
NET ASSETS	$94,617,060

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$93,169,403
Total distributable earnings	1,447,657
NET ASSETS	$94,617,060

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.79
Net Assets	$78,229,617
Shares of beneficial interest outstanding	7,987,697
Retail Class:
Net Asset Value, offering and redemption price per share	$9.72
Net Assets	$16,387,443
Shares of beneficial interest outstanding	1,686,256

See Notes to Financial Statements.

Annual Report | May 31, 2021	13

Goehring & Rozencwajg Resources Fund	Statement of Operations

For the Year ended May 31, 2021

INVESTMENT INCOME:
Interest	$90,979
Dividends	376,894
Foreign taxes withheld	(28,610)
Total Investment Income	439,263

EXPENSES:
Investment advisory fee (Note 6)	440,962
Administration fee	168,686
Distribution and service fees
Retail Class	21,977
Custodian fee	56,554
Professional fees	115,720
Transfer agent fee	51,920
Trustees fees and expenses	44,000
Registration and filing fees	48,666
Printing fees	9,398
Chief compliance officer fee	42,807
Insurance expense	4,079
Other expenses	8,790
Total Expenses	1,013,559
Less fees waived/reimbursed by investment adviser
Institutional Class	(450,412)
Retail Class	(83,049)
Total fees waived/reimbursed by investment adviser (Note 6)	(533,461)
Net Expenses	480,098
NET INVESTMENT LOSS	(40,835)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	241,854
Foreign currency transactions	(12,855)
Net realized gain	228,999

Change in unrealized appreciation/(depreciation) on:
Investments	36,566,618
Net change in unrealized appreciation	36,566,618

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	36,795,617
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,754,782

See Notes to Financial Statements.

14	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Statements of Changes in Net Assets

	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
OPERATIONS:
Net investment income/(loss)	$(40,835)	$177,878
Net realized gain/(loss)	228,999	(28,156,860)
Net change in unrealized appreciation	36,566,618	6,276,356
Net increase/(decrease) in net assets resulting from operations	36,754,782	(21,702,626)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Institutional	(762,967)	(195,069)
Retail	(147,106)	(23,662)
Total distributions	(910,073)	(218,731)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	34,053,585	50,116,440
Dividends reinvested	521,321	117,925
Shares redeemed	(11,928,645)	(30,526,915)
Net increase from beneficial share transactions	22,646,261	19,707,450
Retail Class
Shares sold	7,420,682	1,876,831
Dividends reinvested	146,906	23,581
Shares redeemed	(1,666,095)	(1,161,248)
Net increase from beneficial share transactions	5,901,493	739,164
Net increase/(decrease) in net assets	64,392,463	(1,474,743)

NET ASSETS:
Beginning of year	30,224,597	31,699,340
End of year	$94,617,060	$30,224,597

See Notes to Financial Statements.

Annual Report | May 31, 2021	15

Goehring & Rozencwajg Resources Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements.

16	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented

For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Period Ended May 31, 2017(a)
$4.99	$6.59	$9.76	$8.44	$10.00

0.00 (c)	0.03	(0.03)	(0.04)	(0.01)
4.93	(1.59)	(3.06)	1.42	(1.55)
4.93	(1.56)	(3.09)	1.38	(1.56)

(0.13)	(0.04)	(0.08)	(0.05)	–
–	–	–	(0.01)	–
(0.13)	(0.04)	(0.08)	(0.06)	–
4.80	(1.60)	(3.17)	1.32	(1.56)
$9.79	$4.99	$6.59	$9.76	$8.44
100.18%	(23.82%)	(31.67%)	16.40%	(15.60%)

$78,230	$26,088	$26,793	$26,647	$2,935

2.02%	2.43%	2.55%	4.21%	23.90	%(e)
0.92%	0.92%	0.92%	0.92%	0.92	%(e)
(0.02%)	0.50%	(0.40%)	(0.45%)	(0.28	%)(e)

18%	84%	25%	15%	5	%(f)

(a)	The Fund commenced operations on December 30, 2016.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Annual Report | May 31, 2021	17

Goehring & Rozencwajg Resources Fund	Financial Highlights

Retail Class	For a share outstanding throughout the periods presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements.

18	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Financial Highlights

Retail Class	For a share outstanding throughout the periods presented

For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2018	For the Period Ended May 31, 2017(a)
$4.95	$6.55	$9.72	$8.42	$10.00

(0.03)	0.02	(0.04)	(0.05)	(0.02)
4.91	(1.59)	(3.07)	1.41	(1.56)
4.88	(1.57)	(3.11)	1.36	(1.58)

(0.11)	(0.03)	(0.06)	(0.05)	–
–	–	–	(0.01)	–
(0.11)	(0.03)	(0.06)	(0.06)	–
4.77	(1.60)	(3.17)	1.30	(1.58)
$9.72	$4.95	$6.55	$9.72	$8.42
99.83%	(24.09%)	(32.00%)	16.20%	(15.80%)

$16,387	$4,137	$4,906	$8,698	$2,821

2.24%	2.82%	2.88%	5.51%	24.63	%(d)
1.25%	1.25%	1.25%	1.25%	1.25	%(d)
(0.38%)	0.34%	(0.46%)	(0.52%)	(0.61	%)(d)

18%	84%	25%	15%	5	%(e)

(a)	The Fund commenced operations on December 30, 2016.

(b)	Calculated using the average shares method.

(c)	Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Annual Report | May 31, 2021	19

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2021

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

The Fund will concentrate its investments in the securities of natural resources companies and other investments which provide economic exposure to natural resources or natural resources companies. When a Fund concentrates its investments in a particular sector or in particular industries, financial, economic, business, and other developments affecting issuers in that sector or in those industries will have a greater effect on that Fund than if it had not concentrated its assets in that sector or in those industries. The Fund’s concentration in natural resources investments exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. By investing primarily in natural resources investments, the Fund runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board of Trustees based on the mid point of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board of Trustees using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and asked prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board of Trustees, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2021

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board of Trustees. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Foreign Currency Translation: Assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions. Adjustments from foreign currency transactions are reflected in the statement of operations.

The Fund does not isolate the portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held. Those fluctuations are included with net unrealized gain from portfolio investments and foreign currency.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Annual Report | May 31, 2021	21

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2021

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of May 31, 2021:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$90,146,422	$625,430	$–	$90,771,852
Warrants	–	48,964	–	48,964
Corporate Bonds	–	78,401	–	78,401
Short Term Investments	3,313,431	–	–	3,313,431
Total	$93,459,853	$752,795	$–	$94,212,648

*	See Schedule of Investments for industry classification.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Class Expenses: Expenses that are specific to a class of shares of the Fund, including distribution fees (Rule 12b-1 fees), are charged directly to that share class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2021

As of and during the year ended May 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required.

The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and three years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income the Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Reclassifications: As of May 31, 2021, no permanent differences on book and tax accounting were reclassified. These differences had no effect on net assets:

Paid-in Capital	Distributable Earnings
$ –	$ –

Tax Basis of Investments: As of May 31, 2021, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

Gross unrealized appreciation (excess of value over tax cost)	$23,588,544
Gross unrealized depreciation (excess of tax cost over value)	(1,944,607)
Net unrealized appreciation	$21,643,937
Cost of investments for income tax purposes	$72,568,711

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and certain market to market adjustments.

Annual Report | May 31, 2021	23

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2021

Components of Distributable Earnings: As of May 31, 2021, components of distributable earnings were as follows:

Undistributed ordinary income	$2,419,205
Accumulated capital loss	(22,456,138)
Net unrealized appreciation	21,643,937
Other cumulative effect of timing differences	(159,347)
Total	$1,447,657

Capital Losses: Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Short-Term	Long-Term
$ 10,372,578	$ 12,083,560

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions for the year ended May 31, 2021, were as follows:

Distributions Paid From:
Ordinary Income	$910,073
Total	$910,073

The tax character of distributions for the year ended May 31, 2020, were as follows:

Distributions Paid From:
Ordinary Income	$218,731
Total	$218,731

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the year ended May 31, 2021, was as follows:

Purchases of Securities	Proceeds from Sales of Securities
$ 34,282,025	$ 8,623,517

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2021

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Fund consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Fund or its creditors solely by reason of the purchaser’ ownership of the shares. Shares have no pre-emptive rights.

	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
Institutional Class
Shares sold	4,591,105	8,818,709
Shares issued in reinvestment of distributions to shareholders	80,203	18,004
Shares redeemed	(1,912,791)	(7,673,468)
Net increase in shares outstanding	2,758,517	1,163,245
Retail Class
Shares sold	1,093,114	327,317
Shares issued in reinvestment of distributions to shareholders	22,741	3,622
Shares redeemed	(264,963)	(244,203)
Net increase in shares outstanding	850,892	86,736

Shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The Fund had redemption fees of $6,581 during the year ended May 31, 2021, and had redemption fees of $11,515 during the year ended May 31, 2020.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 0.90%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through September 30, 2021, may only be terminated before then by the Board, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced. Fees waived/reimbursed by the Adviser for the year ended May 31, 2021, are disclosed in the Statement of Operations.

Annual Report | May 31, 2021	25

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2021

For the year ended May 31, 2021, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/Reimbursed by Adviser
Institutional Class	$(450,412)
Retail Class	(83,049)
TOTAL	$(533,461)

As of May 31, 2021, the balances of recoupable expenses for the Fund were as follows:

Fund	Expiring in Fiscal Year 2021	Expiring in Fiscal Year 2022	Expiring in Fiscal Year 2023	Expiring in Fiscal Year 2024
Institutional Class	$–	$449,420	$492,711	$450,412
Retail Class	–	125,419	73,312	83,049
TOTAL	$–	$574,839	$566,023	$533,461

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services Inc. (“ALPS”)) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, although it is not obliged to sell any particular amount of shares.

ADI is not entitled to any compensation from the Fund for its services as Distributor; however, ADI receives compensation from the Adviser. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

The Fund has adopted a Distribution and Services Plan pursuant to Rule 12b-1 of the 1940 Act. The Plan allows the Fund, as applicable, to use the Fund’s assets to pay fees in connection with the distribution and marketing of the Fund’s shares and/or the provision of shareholder services to the Fund’s shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of the Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit the Fund to make total payments at an annual rate of up to 0.25% of the average daily net asset value of the Retail Class. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in the Fund, and Plan fees may cost an investor more than other types of sales charges.

Under the Shareholder Services Plan (a “Services Plan”), the Fund is authorized to compensate certain financial institutions, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), for providing services to the Fund or the Fund’s shareholders. This compensation may be used by the financial institution for payments to financial institutions and persons who provide administrative and support services to their customers who may from time to time beneficially own Retail Class shares. The Services Plan permits the Fund to make total payments at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to its Retail Class shares. However, the Fund may pay fees under the Services Plan at a lesser rate. Shareholder Services Plan fees are included with distribution and service fees on the Statement of Operations.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2021

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. Several officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the year ended May 31, 2021, are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Fund for certain out-of-pocket expenses. Transfer agent fees paid by the Fund for the year ended May 31, 2021, are disclosed in the Statement of Operations.

Compliance Services: ALPS provides services that assist the Fund’s chief compliance officer in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Fund. Compliance services fees paid by the Fund for the year ended May 31, 2021, are disclosed in the Statement of Operations.

Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2021, there were no entities that beneficially owned 25% or greater of a Fund’s outstanding shares.

7. PRINCIPAL RISKS

The following is a description of select principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. The Fund's prospectus and statement of additional information provide details of the risks the Fund is subject to.

Commodities Risk: Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate more than if the Fund had a broader range of investments. To the extent that the Fund is more heavily exposed to a commodity sub-sector that undergoes a period of weakness, an investor can expect poor returns from the Fund.

Concentration Risk: The Fund concentrates its investments in natural resources investments. Concentrating in natural resources investments increases the risk of loss because the stocks of many or all of the companies in the natural resources industry may decline in value due to a development adversely affecting the industry or one or more particular sub-industries or commodities. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources industry, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Annual Report | May 31, 2021	27

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2021

Coronavirus (COVID-19) Pandemic Risk: The impact of the COVID-19 pandemic has negatively affected the worldwide economy, as well as the economies of individual countries, individual companies and the market in general, in significant and unforeseen ways. The energy and commodity markets have been especially negatively impacted by the economic disruptions caused by COVID-19. Health crises caused by outbreaks, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of the COVID-19 pandemic has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

Market Disruption and Geopolitical Risk: Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

Natural Resources Investment Risk: Investment in companies in the natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Energy prices may decline sharply (as occurred in 2015), and a prolonged slump in energy prices is likely to have a negative effect on companies that extract, process or deliver energy-related commodities.

8. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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Goehring & Rozencwajg Resources Fund	Report of Independent Registered Public Accounting Firm

GRANT THORNTON LLP

Two Commerce Square

2001 Market Street, Suite 700

Philadelphia, PA 19103

D    +1 215.561.4200

F     +1 215.561.1066

GT.COM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Goehring & Rozencwajg Resources Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Goehring & Rozencwajg Resources Fund (the “Fund”), a portfolio of the Goehring & Rozencwajg Investment Funds, as of May 31, 2021, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended May 31, 2021, and the financial highlights for each of the four years in the period ended May 31, 2021, and for the period from December 30, 2016 (date of commencement of operations) through May 31, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021, and its financial highlights for each of the four years in the period ended May 31, 2021 and for the period from December 30, 2016 (date of commencement of operations) through May 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Annual Report | May 31, 2021	29

Goehring & Rozencwajg Resources Fund	Report of Independent Registered Public Accounting Firm

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

Philadelphia, Pennsylvania

July 30, 2021

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Goehring & Rozencwajg Resources Fund	Additional Information

May 31, 2021 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without charge on the SEC website at http://www.sec.gov.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund’s voted proxies relating to portfolio securities during the most recent prior 12-month period ending May 31 are available without charge, (1) upon request, by calling (toll-free) 1-844-464-6467 and (2) on the SEC’s website at http://www.sec.gov.

3. TAX DESIGNATIONS

The Fund designates the following for federal income tax purposes for the calendar year ended December 31, 2021:

Qualified Dividend Income – 42.22%

Corporate Dividends Received Deduction – 19.59%

In early 2021, shareholders of record should have received this information for the distributions paid to them by the Fund during the calendar year 2020 via Form 1099. The Fund will notify shareholders in early 2022 of the amounts paid to them by the Fund, if any, during the calendar year 2021.

Annual Report | May 31, 2021	31

Goehring & Rozencwajg Resources Fund	Liquidity Risk Management Program

May 31, 2021 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule), the Fund has adopted and implemented a liquidity risk management program (the Program), effective December 2019. The Liquidity Rule requires an open-end investment company to adopt a program that is reasonably designed to assess and manage its liquidity risk, which is the risk that an open-end fund investment company could not meet redemption requests without significant dilution of remaining investors’ interests in the open-end investment company. The Board has designated a Liquidity Risk Management Committee (the LRM Committee) composed of representatives of Goehring & Rozencwajg Associates, LLC (the Adviser) as the administrator of the Program. The Program includes policies and procedures reasonably designed to: (1) assess, manage, and periodically review the Fund’s liquidity risk; (2) classify the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid, or illiquid; (3) determine a highly liquid investment minimum (HLIM) for the Fund or determine that one is not required; (4) limit the Fund’s illiquid investments to no more than 15% of its net assets; and (5) establish how and when the Fund will engage in in-kind redemptions.

The Board met on December 10, 2020, March 11, 2021 and June 24, 2021 (the Meetings) to review the Program. At the Meetings, the LRM Committee provided the Board with reports that addressed the operation of the Program, including its implementation and effectiveness in assessing and managing the Fund’s liquidity risk (the Reports). The Reports covered the period from December 2019 through March 31, 2020 (the Reporting Period).

The Reports indicated that the LRM Committee complied with the Liquidity Rule requirements for assessing, managing and reviewing the Fund’s liquidity risk through the LRM Committee’s daily monitoring and quarterly analysis of liquidity parameters. The Reports noted that the Fund’s investments are categorized into one of four liquidity buckets: highly liquid, moderately liquid, less liquid and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors. The Adviser has engaged a third-party vendor to assist with the classification of portfolio investments. The Reports also described the LRM Committee’s determination that the Fund is a primarily highly liquid fund under the Liquidity Rule and is not required to set a HLIM.

The Reports noted that there were no liquidity events during the Reporting Period that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining shareholders’ interests. The Reports demonstrated that the Program was operating as intended, effective in implementing the requirements of the Liquidity Rule and reasonably designed to assess and manage the Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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Goehring & Rozencwajg Resources Fund	Trustees and Officers

May 31, 2021 (Unaudited)

Additional information regarding the Fund’s trustees is included in the Statement of Additional Information, which can be obtained without charge by calling 1-844-464-6467.

The business and affairs of the Fund are managed under the direction of the Board. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, investment adviser, administrator, custodian and transfer agent.

The name, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the fund complex overseen by and the other directorships held by each Trustee. The business address for each Trustee and officer of the Trust is c/o Goehring & Rozencwajg Associates, LLC, 110 Wall Street, New York, NY 10005.

INDEPENDENT TRUSTEES

Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Mark Kellstrom (1961)	Trustee	Since September 7, 2016	Independent Consultant for Financial and Capital Market Transactions since October 2018. Managing Director, Bradley Woods & Co. Ltd. (an investment banking firm) March 2014 to October 2018	1	Endowment Committee, Grace Church (Madison, N.J.).
J. Douglas Newsome (1960)	Trustee	Since October 25, 2016	Managing Director, Director of Research, Perkins Fund Marketing, LLC (a broker dealer) since August 2012.	1	None.
Edward O’Brien (1985)	Trustee	Since October 25, 2016	Vice President – Asia Pacific Operations at Xcoal Energy & Resources (since September 2019); Capital Markets & Marketing, Xcoal Energy & Resources (January 2017 – August 2019); Chief Executive Officer, Doyle Trading Consultants (July 2014 – December 2016).	1	None.

(1)	Each Trustee serves until retirement, resignation or removal from the Board.

(2)	For purposes of this table, the GRA Fund Complex includes only the Trust.

Annual Report | May 31, 2021	33

Goehring & Rozencwajg Resources Fund	Trustees and Officers

May 31, 2021 (Unaudited)

Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Thomas B. Stiles, II (1940)	Trustee	Since September 7, 2016	President/ Chairman of the Board (since 1998) and Board Member (since 1973), Cedar Lawn Corporation (a non-profit cemetery).	1	Director (from October 2003 to September 2015) and Non-Executive Chairman of the Board (from April 2009 to July 2013), Sanford C. Bernstein Fund, Inc.

(1)	Each Trustee serves until retirement, resignation or removal from the Board.

(2)	For purposes of this table, the GRA Fund Complex includes only the Trust.

INTERESTED TRUSTEE

Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Adam A. Rozencwajg* (1984)	Trustee	Since July 14, 2016	Managing Partner, Goehring & Rozencwajg Associates, LLC (an investment advisor) since January 2016; Vice President, Chilton Investment Company, LLC (a hedge fund) from October 2007 to December 2015.	1	None.

*	Mr. Rozencwajg is an interested person of the Trust (as defined in the 1940 Act) (an “Interested Trustee”) because of his position with GRA.

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Goehring & Rozencwajg Resources Fund	Trustees and Officers

May 31, 2021 (Unaudited)

OFFICERS

Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Adam A. Rozencwajg (1984)	President, Chief Executive Officer, Treasurer and Chief Financial Officer	Since 2016	Managing Partner, Goehring & Rozencwajg Associates, LLC (an investment advisor) since January 2016; Vice President, Chilton Investment Company, LLC (a hedge fund) from October 2007 to December 2015.
Lucas Foss (1977)	Chief Compliance Officer and AML Compliance Officer	Since 2017	Deputy Chief Compliance Officer, ALPS Holdings, Inc. since December 2017. Mr. Foss rejoined ALPS in November 2017 as Vice President and Deputy Chief Compliance Officer. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (July 2015- November 2017) and Deputy Chief Compliance Officer at ALPS (September 2012 – June 2015). Mr. Foss is also CCO of 1WS Credit Income Fund, X-Square Balanced Fund, Goehring & Rozencwajg Investment Funds, Broadstone Real Estate Access Fund, ALPS Series Trust, Clough Global Equity Fund, Clough Global Opportunity Fund and Clough Global Dividend and Income Fund.
Jen Craig (1973)	Clerk	Since 2020	Assistant Vice President, Paralegal Manager, ALPS Fund Services, Inc. since January 2007. She serves as the Assistant Secretary of Financial Investors Trust, Clough Global Equity Fund, Clough Global Dividend and Income Fund, Clough Global Opportunity Fund, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., ALPS ETF Trust and Secretary of Principal Real Estate Income Fund.

(1)	Officers are typically elected every year, unless an officer earlier retires, resigns or is removed from office.

None of the Independent Trustees or their immediate family members owns securities in the Adviser or Distributor, nor do they own securities in any entity directly or indirectly controlling, controlled by or under common control with the Adviser or Distributor.

Annual Report | May 31, 2021	35

Must be accompanied or preceded by a prospectus.

gr-funds.com

GRA000150

(b)       Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics adopted in Item 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 13.a.1. hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that no members of the Audit Committee are an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal year ended May 31, 2021 and May 31, 2020, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $33,000 and $30,000, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the registrant's fiscal years ended May 31, 2021 and May 31, 2020 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $0 and $0, respectively. [Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.]

(c)	Tax Fees: For the Registrant’s fiscal year ended May 31, 2021 and May 31, 2020, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,300 and $3,900. The fiscal year 2021 and 2020 tax fees were for services pertaining to federal and state income tax return review, review of year-end dividend distributions and excise tax preparation.

(d)	All Other Fees: For the Registrant’s fiscal years ended May 31, 2021 and May 31, 2020, aggregate fees billed to the Registrant by the principal accountant for services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item 4 were $1,500 and $1,500, respectively

(e)	(1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's Audit Committee.

(2) No services described in paragraphs (b) through (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees of $0 and $0 were billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the fiscal years ended May 31, 2021 and May 31, 2020.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form N-CSR.

(b)       Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 13.a.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President

Date:	August 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
Principal Executive Officer and Principal Financial Officer

Date:	August 6, 2021